                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-PX

        ANNUAL REPORT OF PROXY VOTING RECORED OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANY

          Investment Company Act file numbers 333-40819 and 811-08507

                             IRONWOOD SERIES TRUST
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

                                 David Faherty
                         Citigroup Fund Services, LLC
                              Two Portland Square
                             Portland, Maine 04101

                  Date of fiscal year end: December 31, 2007

            Date of reporting period: July 1, 2006 - June 30, 2007

                       PROXY LOG - VOTES FOR AND AGAINST

                                                                                                          DID           FOR/
                                                                                                PROPOSED  FUND   HOW   AGAINST
SECURITY             TICKER   CUSIP    MTG DATE                MATTER VOTED ON                     BY     VOTE  VOTED   MGMT
--------             ------ --------- ---------- --------------------------------------------- ---------- ---- ------- -------
Petrohawk             hk    716495106 7/12/2006  1. Ratify Board of Directors.                 Management Yes    For     For
                                                 2. Approve and adopt merger.                  Management Yes    For     For
                                                 3. Amend certificate of incorporation.        Management Yes    For     For
                                                 4. Proposal amend and restated 2004 employee  Management Yes    For     For
                                                 incentive plan.
                                                 5. Amend company's 2004 non-employee          Management Yes    For     For
                                                 director incentive plan.

Magnetek, Inc.        mag   559424106 10/25/2006 1. Ratify Board of Directors.                 Management Yes    For     For
                                                 2. Ratify appt of Ernst & Young LLP as co's   Management Yes    For     For
                                                 public accounting firm for FY 2007.
                                                 3. Approval of 2nd Amendment to Magnetek,     Management Yes    For     For
                                                 Inc. Amended & Restated Director
                                                 Compensation & Deferral Investment Plan.

Aleris                ars   14477103  12/14/2006 1. Approval and adoption of the agreement     Management Yes    For     For
  International,                                 and plan of merger dated as of August 7,
  Inc.                                           2006, by and among Aurora Acquisition
                                                 Holdings, Inc, Aurora Acquisition Merger
                                                 Sub., Inc. and Aleris International, Inc.
                                                 2. Approval of an adjournment or              Management Yes    For     For
                                                 postponement of the special meeting of
                                                 stockholders, if necessary or appropriate,
                                                 to solicit additional proxies if there are
                                                 insufficient votes at the time of the
                                                 special meeting to approve and adopt the
                                                 agreement and plan of merger.

Eastern Insurance    eihi   276534104 12/18/2006 1. Approval and adoption of the Eastern       Management Yes    For     For
  Holding, Inc.                                  Insurance Holdings, Inc. 2006 stock
                                                 incentive plan.

Danka Business       danky  236277109 12/19/2006                                               Management Yes    For     For
  Systems PLC                                    1. Re-elect A.D. Frazier as a Director.
                                                 2. Re-elect Jamie W. Ellertson as a Director. Management Yes  Against Against
                                                 3. Re-elect J. Ernest Riddle as a Director.   Management Yes  Against Against
                                                 4. To re-appoint the auditors and authorize   Management Yes    For     For
                                                 the board of directors, or a duly appointed
                                                 committee thereof, to fix their remuneration.
                                                 5. To approve the directors' remuneration     Management Yes    For     For
                                                 report for the year ended 31st March, 2006.

Broadwing            bwng   11161e101  1/3/2007  1. To approve and adopt the merger            Management Yes    For     For
  Corporation                                    agreement, dated as of October 16, 2006, as
                                                 amended, among Level 3 Communications, Inc.,
                                                 Level 3 Services, LLC, Level 3 Colorado,
                                                 Inc. and Broadwing, and to approve the
                                                 merger pursuant to the merger agreement.
                                                 2. To approve the amendment and restatement   Management Yes    For     For
                                                 of Broadwing's employee stock purchase plan.
                                                 3. Such other matters as may properly come    Management Yes    For     For
                                                 before the meeting or any adjournment or
                                                 postponement thereof.

Sirna Therapeutics,  rnai   829669100 12/28/2006 1. To adopt the agreement and plan of         Management Yes    For     For
  Inc.                                           merger, dated as of October 30, 2006, by and
                                                 among Merck & Co., Inc. A New Jersey
                                                 Corporation, Spinnaker Acquisition Corp., a
                                                 Delaware corporation and wholly-owned
                                                 subsidiary of Merck, and Sirna Therapeutics,
                                                 Inc.
                                                 2. To grant discretionary authority to        Management Yes    For     For
                                                 adjourn the Sirna special meeting to another
                                                 time or place for the purpose of soliciting
                                                 additional proxies with respect to the
                                                 merger agreement.

Newpark Resources     nr    651718504 12/28/2006 1. Directors recommend: a vote for election   Management Yes    For     For
                                                 of the following nominees: 01-David C.
                                                 Anderson; 02 - Jerry W. box, 03 - Paul L.
                                                 Howes 04 - David P. Hunt, 05 - Alan J.
                                                 Kaufman, 06-James W. McFarland, 07-Roger C.
                                                 Stull, 08-F. Walker Tucei, jr. 09-Gary L.
                                                 Warren.
                                                 2. Proposal to approve adoption of the 2006   Management Yes    For     For
                                                 Equity incentive plan.
                                                 3. Proposal to approve an amendment of the    Management Yes    For     For
                                                 1999 employee stock purchase plan to
                                                 increase the authorized number of shares of
                                                 common stock that can be purchased by
                                                 employees under that plan by 500,000 to
                                                 1,000,000.
                                                 4. Proposal to ratify the selection of Ernst  Management Yes    For     For
                                                 & Young LLP as independent auditors.

DANKA Business       danky  236277109 1/19/2007  Ordinary resolution to approve the sale of    Management Yes    For     For
  Systems, PLC                                   the company's European business in
                                                 accordance with the share purchase agreement
                                                 between the company and certain of its
                                                 subsidiaries and Ricoh Europe b.v. dated as
                                                 of October 12, 2006.

Analogic Corporation alog   32657207  1/29/2007  1. A vote for the election of the following   Management Yes  Withhd. Against
                                                 nominees 01-Bernard M. Gordon, 02 - John A.
                                                 Tarello.
                                                 2. To approve the company's 2007 Stock        Management Yes  Against Against
                                                 option plan.
                                                 3. To approve the company's 2007 restricted   Management Yes  Against Against
                                                 stock plan.

Softbrands, Inc.      sbn   83402a107  2/5/2007  1. A vote for election of the following       Management Yes    For     For
                                                 nominees 02-W. Douglas Lewis, 02-jeffrey
                                                 Vorholt.
                                                 2. To approve an amendment to the 2001 stock  Management Yes    For     For
                                                 incentive plan to increase authorized shares
                                                 by 1,500,000.

Softbrands, Inc.      sbn   83402A107 1/31/2007  1. A vote for election of the following       Management Yes    For     For
                                                 nominees 01- Douglas Lewis, 02. Jeffrey
                                                 Vorholt.
                                                 2. To approve an amendment to the 2001 stock  Management Yes    For     For
                                                 incentive plan to increase authorized shares
                                                 by 1,500,000.

Actividentity Corp   acti   00506P103 2/12/2007  1. A vote for election of the following       Management Yes    For     For
                                                 nominees 01 - James W. Frankola, 02 - Jason
                                                 Hart, 03 - Richard Am Kashnow,
                                                 04 - James E. Ously, 05 - Richard White.
                                                 2. To approve the amendment to the company's  Management Yes    For     For
                                                 2004 equity incentive plan to increase the
                                                 number of shares for issuance under such
                                                 plan by 4,000,000 shares.
                                                 3. Ratification of BDO Seidaman, LLP as       Management Yes    For     For
                                                 independent public accountants for the
                                                 fiscal year ending September 30, 2007.

Williams Controls,   wmco   969465608 2/28/2007  1. A vote for election of the following       Management Yes    For     N/A
  INC.                                           nominees 01 - Patrick W. Cavanagh, 02 - R.
                                                 Eugene Goodson, 03 - Samuel H. Greenawalt,
                                                 04 - Douglas E. Hailey, 05 - Carlos P.
                                                 Salas, 07 - Donn J. Viola.

Ico, INC.            icoc   449293109  3/5/2007  1. A vote for election of the following       Management Yes    For     For
                                                 nominees 01 - Gregory T. Barmore, 02 - A.
                                                 John Knapp, 03 - Charles T. Mccord III, 04 -
                                                 Eric O. English.
Due to an internal                               2. The ratification of the amendment to and   Management Yes    For     For
  admin oversight                                restatement of the fourth amended and
  proxies rep 5,900                              restated ICO, INC. 1998 stock option plan.
  shares of Ico
  were not timely
  voted.

Omnova Solutions            682129101 3/22/2007  1. A vote for election of the following       Management Yes    For     For
  INC.                                           nominees 01 - David J. Dantoni, 02 - Diane
                                                 E. Mcgarry, 03 - Steven W. Percy.
                                                 2. Ratification of the appointment of Ernst   Management Yes    For     For
                                                 & Young LLP as the company's independent
                                                 registered public accounting firm for the
                                                 fiscal year ended November 30, 2007.
                                                 3. Approval of the Omnova Solutions INC.      Management Yes    For     For
                                                 second amended and restated 1999 equity and
                                                 performance incentive plan.

Hooker Furniture     hoft   439038100 3/22/2007  1. A vote for election of the following       Management Yes    For     For
  Corporation                                    nominees 01 - Paul B. Toms, Jr., 02 - W.C.
                                                 Beller, Jr., 03 - John L. Gregory, III, 04 -
                                                 Mark F. Schreiber, 05 - David G. Sweet, 06 -
                                                 H.G. Williamson, Jr.

Hooker Furniture     hoft   439038100 3/22/2007  1. A vote for election of the following       Management Yes    For     For
  Corporation                                    nominees 01 - Paul B. Toms, Jr. 02 - W.C.
                                                 Beeler, Jr., 03 - John L. Gregery,III,
                                                 04 - Mark P. Schreiber, 05 - David G, Sweet,
                                                 06 - H.G. Williamson, Jr.

                       PROXY LOG - VOTES FOR AND AGAINST

                                                                                                         DID            FOR/
                                                                                               PROPOSED  FUND   HOW    AGAINST
SECURITY             TICKER   CUSIP   MTG DATE                MATTER VOTED ON                     BY     VOTE  VOTED    MGMT
--------             ------ --------- --------- --------------------------------------------- ---------- ---- -------- -------
U.S.I Holdings       usih   90333H101 3/29/2007 1. Adoption of the agreement and plan of      Management Yes    For      For
  Corporation                                   merger, dated as of January 15, 2007, by and
                                                among USI Holdings Corporation, Compass
                                                Acquisition Holdings Corp. and Compass
                                                Merger Sub INC.
                                                2. Approval of the adjournment of the         Management Yes    For      For
                                                special meeting, if necessary of
                                                appropriate, to solicit additional proxies
                                                if there are insufficient votes at the time
                                                of the meeting to adopt the merger agreement.

Dynegy INC.           dyn   26816Q101 3/28/2007 1. Adopt the merger agreement, by and among   Management Yes    For      For
                                                Dynegy Inc., Dynegy Acquisition, Inc.,
                                                Falcon Merger Sub Co., LSP Gen Investors,
                                                L.P., LS Power Partners, L.P., LS Power
                                                Equity Partners Pie I, L.P., LS Power Equity
                                                Partners, L.P. and LS Power Associates, L.P.
                                                and to approve the merger of merger sub with
                                                and into Dynegy Inc., all as more fully
                                                described in the proxy statement.

Westaff, Inc.        wstf   957070105 4/18/2007 1. A vote for election of the following       Management Yes    For      For
                                                nominees 01 - Particia M. Newman.

Chemtura Corporation  cem   163893100 4/25/2007 1. A vote for election of the following       Management Yes    For      For
                                                nominees 01 - Martin M. Hale, 02 - C.A.
                                                (Lance) Piccolo, 03 - Bruce F. Wesson.

Olin Corporation      oln   680665205 4/26/2007 1. A vote for election of the following       Management Yes    For      For
                                                nominees 01 - C. Robert Bunch, 02 - Randall
                                                W. Larrimore, 03 - Anthony W. Ruggiero.
                                                2. Ratification of appointment of             Management Yes    For      For
                                                independent registered public accounting
                                                firm.

A.M. Castle & Co.     cas   148411101 4/26/2007 1. A vote for election of the following       Management Yes    For      For
                                                nominees 01 - Brian P. Anderson, 02 - Thomas
                                                A. Donahoe, 03 - Ann M. Drake, 04 - Michael
                                                H. Goldberg, 05 - William K. Hall, 06 -
                                                Robert S. Hamada, 07 - Patrick J. Herbert
                                                III, 08 - Pamela Forbes Lieberman, 09 - John
                                                McCartney, 10 - Michael Simpson.

Aquila, Inc.          ila   03840P102  5/2/2007 1. A vote for election of the following       Management Yes     WH      NA
                                                nominees 01 - Irivine O. Hockaday, Jr., 02 -
                                                Heidi E. Hutter, 03 - Dr. S.O. Ikenberry.
                                                2. Ratification of appointment of KPMG LLP    Management Yes    For      For
                                                as independent auditors for 2007.

Proliance             pli   74340R104  5/3/2007 1. A vote for election of the following       Management Yes     WH      NA
  International,                                nominees 01 - James R. Rulseh, 02 - F. Alan
  Inc.                                          Smith.
                                                2. Appointment of BDO Seidman, LLP as         Management Yes    For      For
                                                Proliances's independent registered public
                                                accounting firm.

CE Franklin LTD.      cfk   125151100  5/2/2007 1. A vote for election of the following       Management Yes    For      For
                                                nominees as outlined in information circular.
                                                2. Appointment of PricewaterhouseCoopers      Management Yes    For      For
                                                LLP, chartered accountants, Calgary, Alberta
                                                as auditors of the corporation at such
                                                remuneration to be fixed by the board of
                                                directors.
                                                3. To approve amendments to the               Management Yes    For      For
                                                corporation's stock option plan as more
                                                particularly described in the corporation's
                                                information circular.

PMA Capital          pmaca  693419202  5/4/2007 1. Vote for Officers: 01 - Patricia A.        Management Yes  Withhold Against
  Corporation                                   Drago; 02 - J. Gergory Driscoll, 03 -
                                                Richard Luttenski, 05 - Neal C. Schneider.
                                                2. Approval of 2007 Omnibus Incentive         Management Yes  Against  Against
                                                Compensation Plan.
                                                3. Ratification of Beard Miler Company LLP    Management Yes    For      For
                                                as independent auditors for 2007.

Tempur-Pedic          tpx   88023U101  5/7/2007 1. Vote for election of following: 01 - H.    Management Yes    For      For
  International                                 Thomas Bryant, 02 - Francis A. Doyle, 03 -
                                                Peter K. Hoffman, 04 - Sir Paul Judge, 05 -
                                                Nancy F. Koehn, 06 - Christopher A. Masto,
                                                07 - P. Andrews McLane, 08 - Robert B.
                                                Trussell Jr.
                                                2. Ratification of Ernst & Young LLP as       Management Yes    For      For
                                                Independent Auditors.

Polyone Corporation   pol   73179P106 5/10/2007 1. A vote for election of the following       Management Yes    For      For
                                                nominees 01 - J. Douglas Campbell, 02 -
                                                Carol A. Cartwright, 03 - Gale Duff-Bloom,
                                                04 - Richard H. Fearon, 05 - Robert A.
                                                Garda, 06 - Gordon D. Harnett, 07 - Edward
                                                J. Mooney, 08 - Stephen D. Newlin, 09 -
                                                Farah M. Walters.
                                                2. Proposal to ratify the appointment of      Management Yes    For      For
                                                Ernst & Young LLP as polyone's independent
                                                registered public accounting firm for the
                                                year ending December 31, 2007.

Arch Capital Group   acgl   G0450A105 5/11/2007 1. A vote for election of the following       Management Yes    For      For
  LTD                                           nominees 01 - Wolfe"Bill" H. Bragin, 02 -
                                                John L. Bunce, Jr., 03 - Sean D. Carney.
                                                04 - James J. Ansaldi, 05 - Graham B.
                                                Collis, 06 - Marc Grandisson, 07 - W.
                                                Preston Hutchings, 08 - Constantine Iordanou,
                                                09 - Raloh E. Jones III, 10 - Thomas G.
                                                Kaiser, 11 - Mark D. Lyons, 12 - Nicholas J.
                                                Metcalf, 13 - Marin J. Nilsen,
                                                14 - Nicolas Papasopoulo, 15 - Michael
                                                Quinn, 16 - Maamoun Rajeh, 17 - Paul S.
                                                Robotham, 18 - Robert T. Van Gieson,
                                                19 - John D. Vollaro.
                                                2. To approve the arch capital group LTD.     Management Yes    For      For
                                                2007 long term incentive and share award
                                                plan as set forth in an appendix to , and as
                                                described in, the enclosed proxy statement.
                                                3. To approve the arch capital group LTD.     Management Yes    For      For
                                                2007 employee share purchase plan.
                                                4. To appoint PricewaterhouseCoopers LLP as   Management Yes    For      For
                                                the company's independent registered public
                                                accounting firm for the fiscal year ending
                                                31-Dec-07.

Eastern Insurance    eihi   276534104 5/16/2007 1. Election of the following: Lawrence W.     Management Yes    For      For
  Holdings, Inc.                                Bitner, Bruce M. Eckhert, John O. Shirk,
                                                Lloyd Snyder III.
                                                2. Proposal to ratify the appointment of      Management Yes    For      For
                                                PricewaterhouseCoopers LLP as the
                                                independent auditor of Eastern Insurance
                                                Holdings, Inc. for the fiscal year ending
                                                December 31, 2007.

Gevity Hr, Inc.             374393106 5/16/2007 1. A vote for election of the following       Management Yes    For      For
                                                nominees 01 - Erik Vonk, 02 - George B.
                                                Beitzel, 03 - Darcy E. Bradbury, 04 - Paul
                                                R. Daoust,
                                                05 - Jonathan H. Kagan, 06 - David S. Katz,
                                                07 - Michael J. Lavington, 08 - Jeffrey A.
                                                Sonnenfeld, 09 - Daniel J. Sullivan.

                       PROXY LOG - VOTES FOR AND AGAINST

                                                                                                         DID            FOR/
                                        MTG                                                    PROPOSED  FUND   HOW    AGAINST
SECURITY             TICKER   CUSIP     DATE    MATTER VOTED ON                                   BY     VOTE  VOTED    MGMT
--------             ------ --------- --------- --------------------------------------------  ---------- ---- -------- --------
The Hanover           thg   410867105 5/15/2007 1. Election of following directors for a      Management Yes    For      For
  Insurance Group                               three year term ending 2010: 01- Michael P.
  Inc.                                          Angelini, 02 - P. Kevin Condron, 03 - Neal
                                                F. Finnegan.
                                                2. Ratification of the appointment of         Management Yes    For      For
                                                PricewaterhouseCoopers LLP as the
                                                independent registered public accounting
                                                firm of the Hanover Insurance Group, Inc.
                                                for 2007.

Iomega Corporation.   iom   462030305 5/23/2007 1. A vote for election of nominees.           Management Yes    For      For
                                                2. To approve the 2007 stock incentive plan.  Management Yes  Against  Against
                                                3. To ratify the selection of independent     Management Yes    For      For
                                                accountants for fiscal year 2007.

Citizens First        ctzn  17461R106 5/24/2007                                               Management Yes    For      For
  Bancorp, Inc.                                 1. A vote for election of nominees.
                                                2. To ratify the appointment of BDO Seidman   Management Yes    For      For
                                                LLP as independent registered public
                                                accounting firm for the company for the
                                                fiscal year ending December 31, 2007.

Level 3               lvtl  52729N100 5/24/2007                                               Management Yes    For      For
  Communications,
  Inc.                                          1. A vote for election of nominees.
                                                2. To approve the granting to the level 3     Management Yes    For      For
                                                board of directors of discretionary
                                                authority to amend level 3's restated
                                                certificate of incorporation to effect a
                                                reverse stock split at one of four ratios.
                                                3. To authorize the transaction of such       Management Yes    For      For
                                                other business as may properly come before
                                                the annual meeting or any adjournments or
                                                postponements thereof.
                                                4. Stockholder proposal to eliminate          Management Yes    For      For
                                                supermajority provisions in the level 3
                                                restated certificate of incorporation and
                                                by-law.

4Kids                 kde   350865101 5/25/2007                                               Management Yes  Withhold Withhold
  Entertainment,
  Inc.                                          1. A vote for election of nominees.
                                                2. Proposal to approve the ratification of    Management Yes    For      For
                                                the appointment of Eisner LLP as 4Kids'
                                                Independent auditors for the fiscal year
                                                ending 31-Dec-07.
                                                3. Proposal to approve the 4Kids 2007         Management Yes  Against  Against
                                                long-term incentive compensation plan.
                                                4. In their discretion, the proxies are       Management Yes  Against  Against
                                                authorized to vote upon such other business
                                                as may properly come before the meeting or
                                                any adjournment or adjournments thereof.

Chiquita Brands       cqb   170032809 5/24/2007                                               Management Yes  Withhold Withhold
  International,
  Inc.                                          1. A vote for election of nominees.
                                                2. Ratify the appointment of Ernst & Young    Management Yes    For      For
                                                LLP as the company's independent auditors.

Novagold Resources     ng   66987E206 5/29/2007                                               Management Yes    For      For
  Inc.                                          1. Vote for election of Directors.
                                                2. Appointment of PricewaterhouseCoopers      Management Yes    For      For
                                                LLP, chartered accountants, as auditors of
                                                the corporation for the ensuing year and
                                                authorizing the directors to fix their
                                                remuneration.
                                                3. To ratify and approve the shareholder      Management Yes    For      For
                                                rights plan agreement.
                                                4. To amend the 2004 stock option plan.       Management Yes    For      For
                                                5. To ratify and approve the performance      Management Yes    For      For
                                                share unit plan.

Gene Logic, Inc.      glgc  368689105 6/7/2007  1. A vote for election of nominees.           Management Yes    For      For
                                                2. To ratify selection of Ernst & Young LLP   Management Yes    For      For
                                                as the company's independent registered
                                                public accounting firm for the fiscal year
                                                ending Dec. 31, 2007.

Newpark Resources,     nr   651718504 6/13/2007                                               Management Yes    For      For
  Inc.                                          1. A vote for election of nominees.
                                                2. Proposal to approve an amendment and       Management Yes    For      For
                                                restatement of the 2004 non-employee
                                                directors' stock option plan (to be known as
                                                the non-employee directors' equity incentive
                                                plan), to permit grants of restricted shares
                                                under that plan.
                                                3. Proposal to ratify the selection of Ernst  Management Yes    For      For
                                                & Young LLP as independent auditors.

Ariad                 aria  04033A100 6/19/2007                                               Management Yes    For      For
  Pharmaceuticals,
  Inc.                                          1. A vote for election of nominees.
                                                2. The audit committee of the board of        Management Yes    For      For
                                                directors has selected Deloitte * Touche LLP
                                                to be our independent registered public
                                                accounting firm for the year ending Dec. 31,
                                                2007. The board of directors has ratified
                                                this selection. Deloitte & Touche LLP has
                                                served as out independent registered public
                                                accounting firm since 1991.

Novavax, Inc.         nvax  670002104 6/20/2007 1. A vote for election of nominees.           Management Yes    For      For
                                                2. To increase the number of shares of the    Management Yes  Against  Against
                                                company's common stock available for
                                                issuance under the Novavax, Inc. 2005 stock
                                                incentive plan by 3,000,000 shares.
                                                3. To transact such other business as any     Management Yes    For      For
                                                properly come before the meeting or any
                                                adjournment thereof.

Durect Corporation.   drrx  266605104 6/26/2007 1. A vote for election of nominees.           Management Yes    For      For
                                                2. the appointment of Ernst & Young LLP as    Management Yes    For      For
                                                independent registered public accounting
                                                firm.

Material Sciences     msc   576674105 6/27/2007                                               Management Yes  Withhold Against
  Corporation.                                  1. A vote for election of nominees.
                                                2. To ratify the appointment of Deloitte &    Management Yes    For      For
                                                Touche LLP as the companys independent
                                                auditors for the fiscal year ending Feb. 29,
                                                2007.
                                                3. To approve the 2007 employee stock         Management Yes  Against  Against
                                                purchase plan.
                                                4. To approve the 2007 incentive plan.        Management Yes  Against  Against

Westaff, Inc.         wstf  957070105 6/29/2007 1. A vote for election of nominees.           Management Yes    For      For
                                                2. Proposal to amend the compnay's            Management Yes    For      For
                                                certificate of incorporation.

Material Sciences     msc   576674105 6/27/2007                                               Management Yes  Withhold Against
  Corporation.                                  1. A vote for election of nominees.
                                                2. To ratify the appointment of Deloitte &    Management Yes    For      For
                                                Touche LLP as the company's independent
                                                auditors for the fiscal year ending Feb. 29,
                                                2007.
                                                3. To approve the 2007 employee stock         Management Yes  Against  Against
                                                purchase plan.
                                                4. To approve the 2007 incentive plan.        Management Yes  Against  Against

                                                                                              Management Yes    For      For

                                                                                              Management Yes    For      For

                                                                                              Management Yes    For    Against

                                                                                              Management Yes    For    Against

                                                                                              Management Yes  Against    For

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

IRONWOOD SERIES TRUST

By:   /s/ Warren J. Isabelle
      ------------------------------
      Warren J. Isabelle, President

Date: 08/30/07